Net Loss Per Common Share	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Net Loss Per Common Share
14. Net Loss Per Common Share
The following table summarizes the computation of basic and diluted net loss per common share (in thousands, except per share amounts):

	Six Months Ended June 30,
	2025	2024
Numerator
Net loss	$(241,911)	$(35,963)

Denominator
Weighted-average common shares outstanding, basic and diluted	90,158	88,026

Net loss per common share, basic and diluted	$(2.68)	$(0.41)

The following potentially dilutive common stock equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have been antidilutive (in thousands):

	Six Months Ended June 30,
	2025 (2)	2024
Redeemable convertible preferred stock	93,963	93,963
Common stock options	81,457	58,855
Redeemable convertible preferred stock warrants	1,969	1,969
Common stock warrants (1)	325	581

Total	177,714	155,368

(1)
Excluded from this amount are those common stock warrants with an exercise price of $0.01, which have been included in the computation of basic and diluted net loss per share on the date all necessary conditions have been satisfied for issuance, which is from the date any service based vesting conditions have been met.

(2)
Common stock equivalents issuable upon the conversion of second lien loans and simple agreements for future equity were excluded, as conversion was contingent upon the completion of the anticipated transaction contemplated by the BCA, which had not occurred, and such contingent event was not resolved as of June 30, 2025.

16.	Net Loss Per Common Share
The following table summarizes the computation of basic and diluted net loss per common share (in thousands, except per share amounts):

	Year Ended December 31,
	2024	2023
Numerator
Net loss	$ (69,459)	$(56,945)

Denominator
Weighted-average common shares outstanding, basic and diluted	88,181	87,459

Net loss per common share, basic and diluted	$(0.79)	$(0.65)

The following potentially dilutive common stock equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have been antidilutive (in thousands):

	Year Ended December 31,
	2024	2023
Redeemable convertible preferred stock	93,963	93,963
Common stock options	74,211	64,357
Redeemable convertible preferred stock warrants	1,969	1,969
Common stock warrants (1)	469	719

Total	170,612	161,008

(1)
Excluded from this amount are those common stock warrants with an exercise price of $0.01, which have been included in the computation of basic and diluted net loss per share on the date all necessary conditions have been satisfied for issuance, which if from the date any service based vesting conditions have been met.